INVENTORIES	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
INVENTORIES
NOTE 7:-	INVENTORIES

	December 31,
	2019	2018

Raw materials	$1,264	$551
Finished goods	9,404	10,794

	$10,668	$11,345

As of December 31, 2019 and 2018, the finished products line item above includes deferral of the cost of goods sold for which revenue was not yet recognized in the amount of approximately $ 1,335 and $ 1,336, respectively.